Exhibit 99.1

Nissan Auto Lease Trust 2016-A

Asset-Backed Notes

Sample Lease Agreed-Upon Procedures

Report To:

Nissan Auto Leasing LLC II

Nissan Motor Acceptance Corporation

Citigroup Global Markets Inc.

6 May 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nissan Auto Leasing LLC II

Nissan Motor Acceptance Corporation

One Nissan Way

Franklin, Tennessee 37067

Citigroup Global Markets Inc.

390 Greenwich Street, 1st Floor

New York, New York 10013

Re:	Nissan Auto Lease Trust 2016-A
Asset-Backed Notes (the “Notes”)
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Nissan Auto Leasing LLC II (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of closed-end vehicle leases (the “Leases”) and the related leased vehicles relating to the Nissan Auto Lease Trust 2016-A securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Nissan Motor Acceptance Corporation (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “BANKFILE1_P5033_D041916.txt” and the corresponding record layout and decode information (the “Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of 31 March 2016 (the “Preliminary Cut-off Date”) on certain closed-end vehicle leases that are expected to be representative of the Leases (the “Preliminary Leases”) and the related leased vehicles and

ii.	Labeled “NALT 16-A AutoDecision Stat w Vin (003).xlsx” (the “Preliminary Auto Decision Data File,” together with the Preliminary Data File, the “Provided Preliminary Data Files”), that the Sponsor, on behalf of the Depositor, indicated contains information related to the approval type characteristic for the Preliminary Leases,

b.	Imaged copies of:

i.	The motor vehicle lease agreement and accompanying dealer lease worksheet, leased vehicle substitution agreement and/or correction notice, (as applicable and collectively, the “Contract”),

ii.	Certain printed screen shots and payment histories from the Sponsor’s lease servicing system (collectively, the “System Screen Shots”) and

iii.	The certificate of title, notice of recorded lien, vehicle application for Utah title or application for certificate of title with/without registration (collectively, the “Title,” together with the Contract and System Screen Shots, the “Source Documents”)

relating to the Sample Leases (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which are listed on Exhibit 2 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Depositor is responsible for the Provided Preliminary Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the other information set forth on the Provided Preliminary Data Files or Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Leases or Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 May 2016

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, for each Preliminary Lease on the Preliminary Data File, we appended the Preliminary Data File with the corresponding approval type information on the Preliminary Auto Decision Data File. The Preliminary Data File, as appended, is hereinafter referred to as the “Data File.”

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Preliminary Leases from the Data File (the “Sample Leases”). The Sample Leases are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Leases they instructed us to select from the Data File.

3.	For each Sample Lease:

a.	We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

b.	We observed that the corresponding Contract contained a signature in the lessee signature section of the Contract. We performed no procedures to determine the validity of the signature contained on the Contract.

c.	We observed on the Title that Nissan-Infiniti LT or NILT, Inc. or an entity or subsidiary of Nissan-Infiniti LT or NILT, Inc, was the named lien holder or owner on the Title, or that the lien holder or owner had assigned the motor vehicle securing the Sample Lease to Nissan-Infiniti LT or NILT, Inc. or an entity or subsidiary of Nissan-Infiniti LT or NILT on the Title.

Exhibit 1 to Attachment A

Sample Leases

Sample Lease Number	VIN	Sample Lease Number	VIN
1	XXXXXXXXXEN340933	38	XXXXXXXXXFP523551
2	XXXXXXXXXEC694323	39	XXXXXXXXXFP528252
3	XXXXXXXXXEY261363	40	XXXXXXXXXFP523997
4	XXXXXXXXXEN357523	41	XXXXXXXXXFC605693
5	XXXXXXXXXEW712422	42	XXXXXXXXXFC115726
6	XXXXXXXXXEW707845	43	XXXXXXXXXFC224962
7	XXXXXXXXXEC327957	44	XXXXXXXXXFC834212
8	XXXXXXXXXEY265247	45	XXXXXXXXXFC173964
9	XXXXXXXXXEW709226	46	XXXXXXXXXFC251626
10	XXXXXXXXXEC279761	47	XXXXXXXXXFN380184
11	XXXXXXXXXEY255831	48	XXXXXXXXXFW753693
12	XXXXXXXXXEC720515	49	XXXXXXXXXFC421775
13	XXXXXXXXXEC735802	50	XXXXXXXXXFN399598
14	XXXXXXXXXFC760927	51	XXXXXXXXXFC262537
15	XXXXXXXXXFC762339	52	XXXXXXXXXFC418280
16	XXXXXXXXXFC787793	53	XXXXXXXXXFC823915
17	XXXXXXXXXFC763284	54	XXXXXXXXXFN743833
18	XXXXXXXXXEL646728	55	XXXXXXXXXFW760216
19	XXXXXXXXXFC123840	56	XXXXXXXXXFC871564
20	XXXXXXXXXEC731562	57	XXXXXXXXXFW252691
21	XXXXXXXXXFC197724	58	XXXXXXXXXFT560124
22	XXXXXXXXXFC210091	59	XXXXXXXXXFC632546
23	XXXXXXXXXFC210541	60	XXXXXXXXXFC601969
24	XXXXXXXXXFC206621	61	XXXXXXXXXGC378024
25	XXXXXXXXXFN308154	62	XXXXXXXXXFP558511
26	XXXXXXXXXFN345616	63	XXXXXXXXXFY231605
27	XXXXXXXXXFC813873	64	XXXXXXXXXFY224172
28	XXXXXXXXXFP523886	65	XXXXXXXXXFC665881
29	XXXXXXXXXFC799234	66	XXXXXXXXXEC908839
30	XXXXXXXXXFC226544	67	XXXXXXXXXFY238420
31	XXXXXXXXXFN355674	68	XXXXXXXXXFY303569
32	XXXXXXXXXFC814536	69	XXXXXXXXXFY299216
33	XXXXXXXXXFN352195	70	XXXXXXXXXFC656479
34	XXXXXXXXXFC816054	71	XXXXXXXXXFY298885
35	XXXXXXXXXFP525430	72	XXXXXXXXXFL668026
36	XXXXXXXXXFN377978	73	XXXXXXXXXFY307213
37	XXXXXXXXXFP523954	74	XXXXXXXXXFC670788

Sample Lease Number	VIN	Sample Lease Number	VIN
75	XXXXXXXXXFC684653	101	XXXXXXXXXFT554867
76	XXXXXXXXXFY296139	102	XXXXXXXXXGC415844
77	XXXXXXXXXFC667613	103	XXXXXXXXXFT504123
78	XXXXXXXXXFY302960	104	XXXXXXXXXFT561741
79	XXXXXXXXXFY256121	105	XXXXXXXXXGC402245
80	XXXXXXXXXFN255619	106	XXXXXXXXXFT565848
81	XXXXXXXXXFT250427	107	XXXXXXXXXGC430037
82	XXXXXXXXXFY329785	108	XXXXXXXXXGC428410
83	XXXXXXXXXFY330438	109	XXXXXXXXXGN106830
84	XXXXXXXXXFY316278	110	XXXXXXXXXGN108181
85	XXXXXXXXXFN206614	111	XXXXXXXXXFT552712
86	XXXXXXXXXFY316172	112	XXXXXXXXXGT607033
87	XXXXXXXXXGC397350	113	XXXXXXXXXEC531015
88	XXXXXXXXXFN263465	114	XXXXXXXXXEC542881
89	XXXXXXXXXFN262120	115	XXXXXXXXXEM699415
90	XXXXXXXXXFL672710	116	XXXXXXXXXEM692264
91	XXXXXXXXXFY321164	117	XXXXXXXXXEM684281
92	XXXXXXXXXGC405263	118	XXXXXXXXXFC504702
93	XXXXXXXXXFN237076	119	XXXXXXXXXFC504401
94	XXXXXXXXXFN249986	120	XXXXXXXXXFM345088
95	XXXXXXXXXFN261296	121	XXXXXXXXXFM346310
96	XXXXXXXXXFN277447	122	XXXXXXXXXFM351376
97	XXXXXXXXXFN232671	123	XXXXXXXXXFM400104
98	XXXXXXXXXFN274733	124	XXXXXXXXXFM333364
99	XXXXXXXXXFN264599	125	XXXXXXXXXFM414130
100	XXXXXXXXXGC397154

Note:

To protect the personal information of the lessees, each vehicle identification number (the “VIN”) in this report has been redacted to only display the last 8 characters.

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)
Lease number	System Screen Shots	i.
Vehicle model year	Contract and System Screen Shots
Vehicle make	Contract and System Screen Shots
Vehicle model	Contract and System Screen Shots
Vehicle age classification (new/used)	Contract and System Screen Shots
Monthly base payment amount	Contract and System Screen Shots	ii.
Original term to maturity	Contract and System Screen Shots
Adjusted capitalized cost	Contract	ii.
Contract residual value	Contract
Adjusted manufacturer’s suggested retail price	Contract or System Screen Shots	iii., iv.
Lease rate (money factor)	(a) Contract or (b) Contract and recalculation	v., vi.
E-contract (Y/N)	Contract
VIN	Contract, System Screen Shots and Title
Paid thru date	System Screen Shots	vii.
Maturity date	System Screen Shots
Remaining term to maturity	(a) System Screen Shots or (b) System Screen Shots and recalculation	vii., viii., ix.,x.
Product type	System Screen Shots
FICO score	System Screen Shots
Customer borrower state	System Screen Shots
Approval type	System Screen Shots

Exhibit 2 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the monthly base payment amount and adjusted capitalized cost Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

iii.	For the purpose of comparing the adjusted manufacturer’s suggested retail price Sample Characteristic for each Sample Lease (except for Sample Lease numbers 19, 34 and 108), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

iv.	For the purpose of comparing the adjusted manufacturer’s suggested retail price Sample Characteristic for Sample Lease numbers 19, 34 and 108, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

v.	For the purpose of comparing the lease rate (money factor) Sample Characteristic for each Sample Lease (except for Sample Lease number 88), the Sponsor, on behalf of the Depositor, instructed us to:

a.	Use the Contract as the Source Document and

b.	Round the lease rate (money factor) as shown on the Contract, to the fifth decimal place (XX.XXXXX).

vi.	For the purpose of comparing the lease rate (money factor) Sample Characteristic for Sample Lease number 88, the Sponsor, on behalf of the Depositor, instructed us to recalculate the lease rate (money factor) by

a.	Dividing:
(i)	The monthly rent charge,

by

(ii)	The sum of the:
(1)	Adjusted capitalized cost and
(2)	Contract residual value,

all as shown on the Contract

and

b. Rounding the result obtained in a. above to the fifth decimal place (XX.XXXXX).

vii.	The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Preliminary Cut-off Date. For the purpose of comparing the paid thru date and remaining term to maturity Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Preliminary Cut-off Date.

Exhibit 2 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Lease (except for Sample Lease numbers 30, 42 and 98), the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

ix.	For the purpose of comparing the remaining term to maturity Sample Characteristic for Sample Lease numbers 30 and 42, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by subtracting the:
a.	Number of billed payments prior the Preliminary Cut-off Date,

from

b.	Original term to maturity,

both as shown on the System Screen Shots.

x.	For the purpose of comparing the remaining term to maturity Sample Characteristic for Sample Lease number 98, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by subtracting the:
a.	Number of billed payments prior the Preliminary Cut-off Date, subject to the instructions provided by the Sponsor, on behalf of the Depositor, that is stated in the succeeding paragraph of this note x., from

b.	Original term to maturity,

both as shown on the System Screen Shots.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore billed payments prior the Preliminary Cut-off Date that have a DOC code value of “DDC,” as shown on the System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Lease Number	Sample Characteristic	Data File Value	Source Document Value
31	Lease rate (money factor)	0.00003	0.00030
51	Lease rate (money factor)	0.00003	0.00030
73	Adjusted manufacturer’s suggested retail price	$20,646.00	$20,970.00
125	Lease rate (money factor)	0.00006	0.00060